Leases Operating lease maturity schedules (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
2020	$ 20,445
2021	11,263
2022	14,625
2023	14,703
2024	13,444
Thereafter	102,711
Total future minimum lease payments	177,191
Less: Imputed interest	(48,492)
Total	$ 128,699	$ 37,300